Consolidated Statements of Shareholders' Equity - USD ($)		Total	Ordinary Shares	Shares Subscription Receivables	Additional paid-in capital	Retained earnings Statutory reserves	Retained earnings Unrestricted	Accumulated other comprehensive loss	Non controlling interest
Balance (inception) at Nov. 16, 2015
Balance, shares at Nov. 16, 2015
Capital contribution		936,600	$ 260	(100)	936,440
Capital contribution, shares			26,000
Net income (loss) attributable to Golden Bull Limited		(106,269)						(106,269)
Foreign currency translation		(11,578)						(11,578)
Balance at Dec. 31, 2015		818,753	$ 260	(100)	936,440		(106,269)	(11,578)
Balance, shares at Dec. 31, 2015	[1]		26,000
Capital contribution		6,860,367		(45,357)	6,905,724
Capital contribution, shares
Capital contributions from new noncontrolling interest		1,184,202							1,184,202
Excess consideration received from noncontrolling interest
over carrying value					204,228				(204,228)
Net income (loss) attributable to Golden Bull Limited		160,905					160,905
Net income (loss) attributable to noncontrolling interest		3,906							3,906
Statutory reserve						6,189	(6,189)
Foreign currency translation		(208,333)						(184,509)	(23,824)
Balance at Dec. 31, 2016		8,819,800	$ 260	(45,457)	8,046,392	6,189	48,447	(196,087)	960,056
Balance, shares at Dec. 31, 2016	[1]		26,000
Variable interest entity acquired and contributed by shareholders		17,853			17,853
Noncontrolling interests acquired and contributed by shareholders					348,323				(348,323)
Capital restructuring			$ 109,424		(109,424)
Capital restructuring, shares	[1]		10,942,360
Issuance of ordinary shares to service providers		4,030,000	$ 20,316		4,009,684
Issuance of ordinary shares to service providers, shares	[1]		2,031,640
Net income (loss) attributable to Golden Bull Limited		(942,368)					(942,368)
Net income (loss) attributable to noncontrolling interest		(54,457)							(54,457)
Foreign currency translation		574,628						526,793	47,835
Balance at Dec. 31, 2017		$ 12,445,456	$ 130,000	$ (45,457)	$ 12,312,828	$ 6,189	$ (893,921)	$ 330,706	$ 605,111
Balance, shares at Dec. 31, 2017	[1]		13,000,000

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.